Fair Value Measurement - Summary of Financial Assets and Liabilities Subject to Fair Value Measurements on Recurring Basis (Parenthetical) (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Marketable securities	$ 0	$ 105,200,000	$ 18,700,000